Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	88 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 07, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000012148 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Vanguard Variable Insurance Funds - Real Estate Index Portfolio
Account Value		$ 16,276	$ 16,276	$ 16,276	$ 16,276	$ 15,539	$ 13,911	$ 18,875	$ 13,462	$ 14,149	$ 10,984	$ 11,606		$ 11,076	$ 10,222	$ 10,000
Average Annual Return, Percent		4.74%	2.84%		4.99%
C000012152 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Vanguard Variable Insurance Funds -Total Stock Market Index Portfolio
Account Value		$ 32,098	$ 32,098	32,098	$ 32,098	25,945	20,600	25,619	20,391	16,914	12,936	13,666		11,297	10,037	10,000
Average Annual Return, Percent		23.71%	13.67%		12.37%
C000012156 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Vanguard Variable Insurance Funds -Equity Index Portfolio
Account Value		$ 33,786	$ 33,786	33,786	$ 33,786	27,063	21,459	26,243	20,415	17,271	13,154	13,775		11,323	10,127	10,000
Average Annual Return, Percent		24.84%	14.36%		12.95%
C000012160 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Vanguard Variable Insurance Funds - Mid-Cap Index Portfolio
Account Value		$ 24,587	$ 24,587	24,587	$ 24,587	21,366	18,446	22,722	18,272	15,475	11,825	13,042		10,952	9,857	10,000
Average Annual Return, Percent		15.08%	9.70%		9.41%
C000102905 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Vanguard Variable Insurance Funds - Conservative Allocation Portfolio
Account Value		$ 16,133	$ 16,133	16,133	$ 16,133	15,009	13,340	15,675	14,789	13,237	11,428	11,779		10,623	10,020	10,000
Average Annual Return, Percent		7.49%	4.04%		4.90%
C000102906 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Vanguard Variable Insurance Funds - Moderate Allocation Portfolio
Account Value		$ 18,798	$ 18,798	18,798	$ 18,798	17,039	14,746	17,540	15,935	14,006	11,718	12,326		10,737	9,984	10,000
Average Annual Return, Percent		10.32%	6.06%		6.52%
C000192542 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Vanguard Variable Insurance Funds - Global Bond Index Portfolio
Account Value		$ 10,785	$ 10,785	$ 10,785	$ 10,785	10,570	9,923	11,423	11,637	10,909	10,063	9,985	$ 10,000
Average Annual Return, Percent		2.03%	(0.23%)	1.04%
C000192543 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Vanguard Variable Insurance Funds - Total International Stock Market Index Portfolio
Account Value		$ 13,501	$ 13,501	$ 13,501	13,501	12,851	11,122	13,243	12,202	10,975	9,029	10,575	10,000
Average Annual Return, Percent		5.06%	4.23%	4.19%
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value		$ 32,405	$ 32,405	$ 32,405	$ 32,405	26,160	20,752	25,788	20,523	16,990	12,979	13,705		11,312	10,044	10,000
Average Annual Return, Percent		23.88%	13.78%		12.48%
Bloomberg U S Aggregate Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Float Adjusted Index
Account Value		$ 11,476	$ 11,476	11,476	$ 11,476	11,326	10,726	12,338	12,536	11,635	10,687	10,695		10,321	10,044	10,000
Average Annual Return, Percent		1.33%	(0.27%)		1.39%
Bloomberg Global Aggregate Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Float Adjusted Index
Account Value		$ 9,700	$ 9,700	$ 9,700	$ 9,700	9,807	9,209	10,987	11,495	10,482	9,779	9,935	10,000
Average Annual Return, Percent	[1]	(1.09%)	(1.54%)	(0.42%)
Bloomberg Global Aggregate Float Adjusted Index Hedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Float Adjusted Index Hedged
Account Value		$ 11,336	$ 11,336	$ 11,336	11,336	10,948	10,203	11,543	11,712	11,048	10,171	10,005	10,000
Average Annual Return, Percent		3.54%	0.52%	1.73%
MSCI All Country World Index ex USA Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index ex USA Net
Account Value		$ 13,519	$ 13,519	$ 13,519	13,519	12,810	11,080	13,191	12,233	11,056	9,099	10,604	10,000
Average Annual Return, Percent		5.53%	4.10%	4.21%
Real Estate Spliced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Real Estate Spliced Index
Account Value		$ 16,677	$ 16,677	$ 16,677	$ 16,677	15,875	14,180	19,192	13,654	14,306	11,087	11,698		11,134	10,252	10,000
Average Annual Return, Percent		5.05%	3.12%		5.25%
S And P Total Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P Total Market Index
Account Value		$ 32,424	$ 32,424	32,424	$ 32,424	26,175	20,764	25,803	20,534	17,000	12,987	13,713		11,318	10,047	10,000
Average Annual Return, Percent		23.88%	13.78%		12.48%
Standard And Poor s 500 S000004400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,254	$ 34,254	34,254	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829		11,351	10,138	10,000
Average Annual Return, Percent		25.02%	14.53%		13.10%
CRSP US Mid Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		CRSP US Mid Cap Index
Account Value		$ 24,951	$ 24,951	24,951	$ 24,951	21,649	18,667	22,956	18,435	15,590	11,893	13,101		10,982	9,872	10,000
Average Annual Return, Percent		15.25%	9.86%		9.57%
Conservative Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Conservative Allocation Composite Index
Account Value		$ 16,497	$ 16,497	16,497	$ 16,497	15,314	13,587	15,893	14,960	13,330	11,497	11,841		10,661	10,032	10,000
Average Annual Return, Percent		7.73%	4.35%		5.13%
Moderate Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Moderate Allocation Composite Index
Account Value		$ 19,312	$ 19,312	19,312	$ 19,312	17,461	15,077	17,834	16,160	14,122	11,799	12,401		$ 10,776	$ 10,003	$ 10,000
Average Annual Return, Percent		10.60%	6.46%		6.80%
Global Bond Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Bond Composite Index
Account Value		$ 10,882	$ 10,882	$ 10,882	$ 10,882	10,661	10,004	11,491	11,692	10,943	10,073	9,984	10,000
Average Annual Return, Percent		2.07%	(0.11%)	1.16%
FTSE Global All Cap ex US Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Global All Cap ex US Index
Account Value		$ 13,727	$ 13,727	$ 13,727	$ 13,727	$ 13,009	$ 11,234	$ 13,390	$ 12,303	$ 11,059	$ 9,080	$ 10,634	$ 10,000
Average Annual Return, Percent		5.53%	4.42%	4.43%

[1]	The Fund's broad-based benchmark is different from the one used for the immediately preceding fiscal year to reflect new regulatory requirements. The Bloomberg Global Aggregate Float Adjusted Index is considered broadly representative of the overall securities market applicable to the Fund.